UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 09/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
September 30, 2006

CMA Government
Securities Fund

CMA Government Securities Fund

Proxy Results

During the six-month period ended September 30, 2006, CMA Government Securities Funds shareholders voted on the following proposals. On July 31, 2006 and August 31, 2006, the meetings were adjourned with respect to Proposals 1 and 3 until September 15, 2006, at which time they passed. A description of the proposals and number of shares voted were as follows:

-----------------------------------------------------------------------------------------------------
                                                      Shares Voted      Shares Voted     Shares Voted
                                                           For             Against         Abstain
-----------------------------------------------------------------------------------------------------
1. To approve a new investment advisory agreement
   with BlackRock Advisors, Inc.                       208,717,448        5,531,665       18,433,373
-----------------------------------------------------------------------------------------------------
3. To approve a contingent subadvisory agreement
   with BlackRock Advisors, Inc.                       208,038,494        5,967,958       18,676,033
-----------------------------------------------------------------------------------------------------

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
John Ng, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).


2       CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

A Letter to Shareholders

Dear Shareholder

It is my pleasure to welcome you to BlackRock.

On September 29, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch Investment Managers, L.P. ("MLIM") united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock's global presence means greater depth and scale to serve you.

The new BlackRock unites some of the finest money managers in the industry. Our ranks include more than 500 investment professionals globally -- portfolio managers, research analysts, risk management professionals and traders. With offices strategically located around the world, our investment professionals have in-depth local knowledge and the ability to leverage our global presence and robust infrastructure to deliver focused investment solutions. BlackRock's professional investors are supported by disciplined investment processes and best-in-class technology, ensuring that our portfolio managers are well equipped to research, uncover and capitalize on the opportunities the world's markets have to offer.

The BlackRock culture emphasizes excellence, teamwork and integrity in the management of a variety of equity, fixed income, cash management, alternative investment and real estate products. Our firm's core philosophy is grounded in the belief that experienced investment and risk professionals using disciplined investment processes and sophisticated analytical tools can consistently add value to client portfolios.

As you probably are aware, most former MLIM investment products now carry the "BlackRock" name. This is reflected in newspapers and online fund reporting resources. Your account statements, as of the October month-end reporting period, also reflect the BlackRock name. Unless otherwise communicated to you, your funds maintain the same investment objectives that they did prior to the combination of MLIM and BlackRock. Importantly, this union does not affect your brokerage account or your relationship with your financial advisor. Clients of Merrill Lynch remain clients of Merrill Lynch.

We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients, in cooperation with their financial professionals, in working toward their investment goals. We thank you for allowing us the opportunity, and we look forward to serving your investment needs in the months and years ahead as the new BlackRock.

                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         Vice Chairman
                                                         BlackRock, Inc.

Data, including assets under management, are as of June 30, 2006.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006       3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach and ample liquidity during the six-month period, and will look to extend the portfolio's maturity as the market provides opportunities.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2006, CMA Government Securities Fund paid shareholders a net annualized dividend of 4.37%. The Fund's seven-day yield as of September 30, 2006 was 4.49%.

The Fund's weighted average maturity at September 30, 2006 was 23 days, compared to 27 days at March 31, 2006.

Throughout the period, we endeavored to remain competitive while maintaining the Fund's average life within a relatively conservative range. We approached longer-dated securities with caution as the Federal Reserve Board (the Fed) remained vigilant in its fight against inflation and pledged data dependence in determining monetary policy.

The Fed met on four occasions during the six-month period and raised interest rates twice, opting to pause on August 8 and again on September 20. This left the federal funds rate at 5.25%. The economy grew at an above-trend pace in the first quarter of 2006. Gross domestic product (GDP) advanced at a rate of 5.6% before declining substantially to 2.9% in the second quarter as the effects of the Fed's two-year tightening campaign began to take hold. Estimates for third quarter GDP are expected to come in slightly lower than second quarter growth.

The slowdown in growth has been attributed largely to a downturn in the U.S. housing market and its ancillary effects on the economy. Inflation also was a key variable during the period as it continued to trend above the Fed's target levels until recent months. Energy costs, which were higher during early spring, came down recently amid a less frenetic hurricane season. This was evidenced by a late-summer decline in gas prices. Gasoline peaked at an average cost of $3.04 per gallon on August 7, 2006, and had declined to an average $2.31 per gallon by October 1. Another telling indicator of economic activity has been lackluster job growth. Although independent surveys suggested higher employment numbers, that failed to materialize. Taken together, all of these developments gave the Fed reason to believe it could pause. After 17 consecutive interest rate hikes since June 2004, the central bank opted not to increase the federal funds rate at its August 8 meeting, and remained on hold September 20 as well.

Until the August Fed meeting, there was always the anticipation of another interest rate hike. As a result, market yields rarely caught up to financing levels. This gave us little reason to extend the Fund's maturity. In addition, issuance of U.S. Treasury securities tended to favor longer maturities. The limited supply on the short end further curtailed our incentive to participate in the Treasury bill market (those securities with maturities of six months or less).

Finally, it is worth commenting on the shape of the Treasury yield curve. After flattening dramatically during the course of the Fed's interest rate-hiking campaign, the curve inverted for the first time in five years in early 2006 and then toyed with intermittent bouts of inversion. Over the past six months, the greatest yield increase was seen in Treasury bills, while rates in the two-year sector and above declined. At September month-end, the six-month Treasury offered the highest yield on the curve at 5.02% -- well below the prevailing federal funds target rate of 5.25%.

How did you manage the portfolio during the period?

We maintained a conservative stance during the six-month period given the tight relationship between financing levels and the federal funds rate, coupled with uncertainty regarding the future direction of interest rates. Against this backdrop, we believed it was prudent to avoid venturing into longer-dated securities. We brought the Fund's weighted average maturity down to the 20-day area on the heels of the first quarter GDP report. At this point, given the strength of the economy, it seemed that a Fed pause was not imminent. We maintained the Fund's weighted average maturity within a conservative range throughout the remainder of the period.

By keeping the average life relatively short, we were able to roll more quickly into current yields as interest rates rose. We took opportunities to extend the portfolio's maturity only when we believed market yields, particularly in the six-month to one-year sectors, would exceed financing levels for a reasonable period of time. However, the Treasury calendar favored longer-dated notes (those with maturities of 2 - 30 years) over bills and, therefore, did not present much opportunity for us to invest in the bill sector. As a result, we chose to maintain our holdings in repurchase agreements (roughly 80% of portfolio assets) and used the balance of the portfolio


4       CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006
to add incremental yield as opportunities presented themselves in the six-month to one-year sectors.

How would you characterize the portfolio's position at the close of the period?

We believe the market currently is oversold. While the Fed has not completely removed the specter of higher rates, the federal funds futures market is now anticipating an interest rate cut in the first quarter of 2007. However, the Fed has pledged data dependence in determining future monetary policy and, in our opinion, we have not seen enough economic data that would support an easing. In fact, while energy costs recently declined, we have yet to see that transfer to unit labor costs. Two Fed meetings remain in 2006 (in October and December) and we expect the central bank to carefully consider monetary policy at each juncture. At this point, after focusing on inflation fears for some time, Fed Chairman Bernanke has expressed more concern about economic growth.

Looking ahead, net new issuance of Treasury securities is expected to increase substantially in the fourth quarter, and we anticipate that the Treasury will emphasize bills over longer-dated maturities. With the amount of new money raised, we expect that the additional issuance will keep financing levels closer to federal funds levels before we see a resteepening of the front end of the yield curve. Therefore, we will continue to maintain our high liquidity base and will look to extend the portfolio's maturity as opportunities present themselves along the curve.

The Trust's portfolio composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                       9/30/06       3/31/06
--------------------------------------------------------------------------------
Repurchase Agreements ..............................     78.8%         77.0%
U.S. Government Obligations ........................     20.8          22.5
Other Assets Less Liabilities ......................      0.4           0.5
                                                      --------------------------
Total ..............................................    100.0%        100.0%
                                                      ==========================

John Ng
Vice President and Portfolio Manager

October 5, 2006


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006       5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2006 and held through September 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                     Expenses Paid
                                                           Beginning             Ending           During the Period*
                                                         Account Value        Account Value        April 1, 2006 to
                                                         April 1, 2006      September 30, 2006    September 30, 2006
====================================================================================================================
Actual
====================================================================================================================
CMA Government Securities Fund                             $   1,000            $1,021.70            $    3.53
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
CMA Government Securities Fund                             $   1,000            $1,021.41            $    3.53
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .70% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Statement of Assets and Liabilities               CMA Government Securities Fund

As of September 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Government Securities Trust (the "Trust"), at value
             (identified cost--$510,141,287) ...............................................                        $   510,453,190
            Prepaid expenses and other assets ..............................................                                107,289
                                                                                                                    ---------------
            Total assets ...................................................................                            510,560,479
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Administrator ...............................................................    $        96,285
               Distributor .................................................................             73,313
               Other affiliates ............................................................             15,246             184,844
                                                                                                ---------------
            Accrued expenses and other liabilities .........................................                                  9,249
                                                                                                                    ---------------
            Total liabilities ..............................................................                                194,093
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $   510,366,386
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Shares of beneficial interest, $.10 par value, unlimited number of shares
             authorized ....................................................................                        $    51,005,664
            Paid-in capital in excess of par ...............................................                            459,050,977
            Accumulated realized capital loss on investments allocated from the Trust--net .                                 (2,158)
            Unrealized appreciation allocated from the Trust--net ..........................                                311,903
                                                                                                                    ---------------
            Net Assets--Equivalent to $1.00 per share based on 510,056,643 shares of
             beneficial interest outstanding ...............................................                        $   510,366,386
                                                                                                                    ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006       7

Statement of Operations                           CMA Government Securities Fund

For the Six Months Ended September 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest from affiliates .......................................................                        $        31,035
            Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned ....................                             11,758,892
               Expenses ....................................................................                               (607,049)
                                                                                                                    ---------------
            Total income ...................................................................                             11,182,878
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ............................................................    $       592,178
            Distribution fees ..............................................................            294,279
            Registration fees ..............................................................             72,884
            Transfer agent fees ............................................................             47,933
            Printing and shareholder reports ...............................................             18,640
            Professional fees ..............................................................             10,807
            Other ..........................................................................              3,808
                                                                                                ---------------
            Total expenses .................................................................                              1,040,529
                                                                                                                    ---------------
            Investment income--net .........................................................                             10,142,349
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized loss on investments--net ..............................................                                 (1,183)
            Change in unrealized appreciation on investments--net ..........................                                161,613
                                                                                                                    ---------------
            Total realized and unrealized gain--net ........................................                                160,430
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $    10,302,779
                                                                                                                    ===============

      See Notes to Financial Statements.


8       CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Statements of Changes in Net Assets               CMA Government Securities Fund

                                                                                                  For the Six           For the
                                                                                                  Months Ended         Year Ended
                                                                                                  September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                    2006                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .........................................................    $    10,142,349     $    13,611,350
            Realized gain (loss)--net ......................................................             (1,183)              3,008
            Change in unrealized appreciation--net .........................................            161,613              54,226
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................         10,302,779          13,668,584
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .........................................................        (10,142,349)        (13,611,350)
            Realized gain--net .............................................................               (975)             (3,008)
                                                                                                -----------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ..................................................................        (10,143,324)        (13,614,358)
                                                                                                -----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from sale of shares ...............................................      1,054,553,462       1,977,432,544
            Value of shares issued to shareholders in reinvestment of dividends and
             distributions .................................................................         10,143,518          13,614,448
                                                                                                -----------------------------------
            Total shares issued ............................................................      1,064,696,980       1,991,046,992
            Cost of shares redeemed ........................................................     (1,022,024,092)     (2,048,680,286)
                                                                                                -----------------------------------
            Net increase (decrease) in net assets derived from beneficial interest
             transactions ..................................................................         42,672,888         (57,633,294)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ........................................         42,832,343         (57,579,068)
            Beginning of period ............................................................        467,534,043         525,113,111
                                                                                                -----------------------------------
            End of period ..................................................................    $   510,366,386     $   467,534,043
                                                                                                ===================================

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006       9

Financial Highlights                              CMA Government Securities Fund

                                                     For the Six
The following per share data and ratios have been    Months Ended                    For the Year Ended March 31,
derived from information provided in the financial     Sept. 30,   ----------------------------------------------------------------
statements.                                              2006         2006          2005          2004        2003++        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ...  $     1.00   $     1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                      -----------------------------------------------------------------------------
            Investment income--net .................       .0213        .0291         .0102         .0053        .0122        .0264
            Realized and unrealized gain (loss)--net       .0003        .0001        (.0010)       (.0003)      (.0004)       .0010
                                                      -----------------------------------------------------------------------------
            Total from investment operations .......       .0216        .0292         .0092         .0050        .0118        .0274
                                                      -----------------------------------------------------------------------------
            Less dividends and distributions:
               Investment income--net ..............      (.0213)      (.0291)       (.0102)       (.0053)      (.0122)      (.0264)
               Realized gain--net ..................          --+          --+           --+       (.0001)      (.0001)      (.0004)
                                                      -----------------------------------------------------------------------------
            Total dividends and distributions ......      (.0213)      (.0291)       (.0102)       (.0054)      (.0123)      (.0268)
                                                      -----------------------------------------------------------------------------
            Net asset value, end of period .........  $     1.00   $     1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                      =============================================================================
            Total investment return ................        2.17%@@      2.96%         1.03%          .52%        1.22%        2.62%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...............................        .70%*@        .67%*         .66%*         .63%*        .60%*        .60%
                                                      =============================================================================
            Investment income and realized gain--net       4.28%*@       2.89%*         .98%*         .56%*       1.23%*       2.68%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands)   $  510,366   $  467,534    $  525,113    $  652,654   $1,584,439   $1,803,646
                                                      =============================================================================

* Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain.
+     Amount is less than $(.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@     Annualized.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


10      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Notes to Financial Statements                     CMA Government Securities Fund

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2006 was 53.9%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Recent accounting pronouncement -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15,2006. The impact on the Fund's financial statements, if any, is currently being assessed.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      11

Notes to Financial Statements (concluded)         CMA Government Securities Fund

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.

On September 15, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust, with BlackRock Advisors, Inc., (the "Manager") a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager will provide administrative services and the administrative fee is unchanged.

Prior to the closing, certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, since shares are recorded at $1.00 per share.


12      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Schedule of Investments      Master Government Securities Trust   (in Thousands)

                         Face           Interest        Maturity
Issue                   Amount            Rate            Date            Value
================================================================================
U.S. Government Obligations*--20.8%
================================================================================
U.S. Treasury Bills    $ 6,305           4.727%        12/28/2006       $  6,232
--------------------------------------------------------------------------------
U.S. Treasury Notes      9,000           2.50          10/31/2006          8,980
                        17,400           2.625         11/15/2006         17,349
                        50,000           3.50          11/15/2006         49,903
                        35,030           2.875         11/30/2006         34,912
                        26,000           3.125          1/31/2007         25,840
                         3,000           2.25           2/15/2007          2,969
                        51,480           3.375          2/28/2007         51,136
--------------------------------------------------------------------------------
Total U.S. Government Obligations--(Cost--$197,306) ..............       197,321
--------------------------------------------------------------------------------

Face
Amount                    Issue
================================================================================
Repurchase Agreements--78.8%
================================================================================
$46,300     Banc of America Securities LLC, purchased on
            9/27/2006 to yield 5.23% to 10/04/2006,
            repurchase price $46,347, collateralized by
            GNMA, 5% to 7% due 1/20/2036
            to 9/20/2036 .........................................        46,300
--------------------------------------------------------------------------------
 47,100     Barclays Capital Inc., purchased on 9/29/2006
            to yield 5% to 10/02/2006, repurchase price
            $47,120, collateralized by U.S. Treasury Note,
            4% due 9/30/2007 .....................................        47,100
--------------------------------------------------------------------------------
 47,000     Bear, Stearns & Co. Inc., purchased on 9/29/2006
            to yield 5% to 10/02/2006, repurchase price
            $47,020, collateralized by U.S. Treasury Note,
            8.75% due 8/15/2020 ..................................        47,000
--------------------------------------------------------------------------------
 46,300     Citigroup Global Markets Inc., purchased on
            9/27/2006 to yield 5.23% to 10/04/2006,
            repurchase price $46,347, collateralized by
            GNMA, 4.50% due 9/01/2020 ............................        46,300
--------------------------------------------------------------------------------
 47,000     Countrywide Securities Corp., purchased on
            9/26/2006 to yield 5.24% to 10/03/2006,
            repurchase price $47,048, collateralized by
            GNMA, 6% due 11/15/2034
            to 12/15/2035 ........................................        47,000
--------------------------------------------------------------------------------
 47,000     Credit Suisse Securities (USA)LLC, purchased
            on 9/26/2006 to yield 5.24% to 10/03/2006,
            repurchase price $47,048, collateralized by
            GNMA, 5% due 7/15/2018 to 8/15/2018 ..................        47,000
--------------------------------------------------------------------------------
 46,300     Deutsche Bank Securities Inc., purchased on
            9/27/2006 to yield 5.20% to 10/04/2006,
            repurchase price $46,347, collateralized by
            GNMA, 4.50% to 7% due 1/15/2024
            to 9/15/2036 .........................................        46,300
--------------------------------------------------------------------------------
 46,500     Goldman, Sachs & Company, purchased on
            9/28/2006 to yield 5.20% to 10/26/2006,
            repurchase price $46,688, collateralized by
            U.S. Treasury Note, 4.875% due 8/15/2016 .............        46,500
--------------------------------------------------------------------------------
 46,300     Greenwich Capital Markets, Inc., purchased on
            9/27/2006 to yield 5.25% to 10/04/2006,
            repurchase price $46,347, collateralized by
            GNMA, 4.50% to 7% due 11/15/2010
            to 9/15/2041 .........................................        46,300
--------------------------------------------------------------------------------
 47,000     HSBC Securities (USA) Inc., purchased on
            9/29/2006 to yield 5.10% to 10/02/2006,
            repurchase price $47,020, collateralized by
            U.S. Treasury STRIPS+, due 11/15/2017
            to 8/15/2030 .........................................        47,000
--------------------------------------------------------------------------------
 47,000     J.P. Morgan Securities Inc., purchased on
            9/26/2006 to yield 5.24% to 10/03/2006,
            repurchase price $47,048, collateralized by
            GNMA, 4.50% to 9% due 9/15/2007
            to 4/15/2047 .........................................        47,000
--------------------------------------------------------------------------------
 47,000     Lehman Brothers Inc., purchased on 9/26/2006
            to yield 5.26% to 10/03/2006, repurchase price
            $47,048 , collateralized by GNMA, 4% to
            11.50% due 1/15/2007 to 9/15/2036 ....................        47,000
--------------------------------------------------------------------------------
 47,100     Merrill Lynch Government Securities Inc.,
            purchased on 9/29/2006 to yield 5.20% to
            10/04/2006, repurchase price $47,134,
            collateralized by GNMA, 4% to 13.50%
            due 12/15/2008 to 9/20/2036 (a) ......................        47,100
--------------------------------------------------------------------------------
 46,300     Mizuho Securities USA Inc., purchased on
            9/27/2006 to yield 5.08% to 10/04/2006,
            repurchase price $46,346, collateralized by
            U.S. Treasury Note, 2.50% to 6.875% due
            9/30/2006 to 8/15/2025 and U.S. Inflation
            Index Bonds, 3.375% due 1/15/2007 ....................        46,300
--------------------------------------------------------------------------------
 46,300     Morgan Stanley & Co. Inc., purchased on
            9/27/2006 to yield 5.08% to 10/04/2006,
            repurchase price $46,346, collateralized by
            U.S. Treasury Note, 6% due 8/15/2009 .................        46,300
--------------------------------------------------------------------------------


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      13

Schedule of Investments (concluded)           Master Government Securities Trust
                                                                  (in Thousands)

Face
Amount                    Issue                                           Value
================================================================================
Repurchase Agreements (concluded)
================================================================================
$46,300     UBS Securities LLC, purchased on 9/27/2006 to
            yield 5.18% to 10/04/2006, repurchase price
            $46,347, collateralized by GNMA, 4% to 16%
            due 11/15/2006 to 9/15/2036 ..........................      $ 46,300
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$746,800) .....................       746,800
--------------------------------------------------------------------------------
Total Investments (Cost--$944,106**)--99.6% ......................       944,121

Other Assets Less Liabilities--0.4% ..............................         3,717
                                                                        --------
Net Assets--100.0% ...............................................      $947,838
                                                                        ========
--------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .................................                $ 944,106
                                                                      =========
      Gross unrealized appreciation ..................                $      35
      Gross unrealized depreciation ..................                      (20)
                                                                      ---------
      Net unrealized appreciation ....................                $      15
                                                                      =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.          $ (400)          $1,142
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


14      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Statement of Assets and Liabilities           Master Government Securities Trust

As of September 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$897,006,060)                        $   897,021,417
            Investments in affiliated securities, at value (identified cost--$47,100,000) ..                             47,100,000
            Cash ...........................................................................                                    463
            Receivables:
               Contributions ...............................................................    $     2,230,863
               Interest ....................................................................          1,709,235           3,940,098
                                                                                                ---------------
            Prepaid expenses ...............................................................                                  6,013
                                                                                                                    ---------------
            Total assets ...................................................................                            948,067,991
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Investment adviser ..........................................................            155,497
               Other affiliates ............................................................              9,528             165,025
                                                                                                ---------------
            Accrued expenses ...............................................................                                 64,476
                                                                                                                    ---------------
            Total liabilities ..............................................................                                229,501
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $   947,838,490
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital .............................................................                        $   947,823,133
            Unrealized appreciation--net ...................................................                                 15,357
                                                                                                                    ---------------
            Net Assets .....................................................................                        $   947,838,490
                                                                                                                    ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      15

Statement of Operations                       Master Government Securities Trust

For the Six Months Ended September 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest (including $1,142,242 from affiliates) and amortization of premium and
             discount earned ...............................................................                        $    22,765,780
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .......................................................    $       990,744
            Accounting services ............................................................            105,498
            Custodian fees .................................................................             31,198
            Trustees' fees and expenses ....................................................             18,320
            Professional fees ..............................................................             17,997
            Pricing fees ...................................................................              1,870
            Printing and shareholder reports ...............................................                138
            Other ..........................................................................             10,614
                                                                                                ---------------
            Total expenses .................................................................                              1,176,379
                                                                                                                    ---------------
            Investment income--net .........................................................                             21,589,401
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized loss on investments--net ..............................................                                 (2,084)
            Change in unrealized appreciation/depreciation on investments--net .............                                306,587
                                                                                                                    ---------------
            Total realized and unrealized gain--net ........................................                                304,503
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $    21,893,904
                                                                                                                    ===============

      See Notes to Financial Statements.


16      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                                   For the Six          For the
                                                                                                  Months Ended         Year Ended
                                                                                                  September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                    2006                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .........................................................    $    21,589,401     $    29,759,366
            Realized gain (loss)--net ......................................................             (2,084)              5,304
            Change in unrealized appreciation/depreciation--net ............................            306,587             121,542
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................         21,893,904          29,886,212
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ....................................................      2,502,397,897       5,154,701,941
            Fair value of withdrawals ......................................................     (2,545,262,076)     (5,152,345,637)
                                                                                                -----------------------------------
            Net increase (decrease) in net assets derived from capital transactions ........        (42,864,179)          2,356,304
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ........................................        (20,970,275)         32,242,516
            Beginning of period ............................................................        968,808,765         936,566,249
                                                                                                -----------------------------------
            End of period ..................................................................    $   947,838,490     $   968,808,765
                                                                                                ===================================

      See Notes to Financial Statements.

Financial Highlights                          Master Government Securities Trust

                                                                                                                     For the Period
                                                              For the Six              For the Year Ended              February 13,
                                                             Months Ended                   March 31,                     2003+
The following ratios have been derived from                  September 30,   --------------------------------------    to March 31,
information provided in the financial statements.                2006           2006          2005          2004          2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
            Total investment return .......................         2.39%@         3.37%         1.44%          .94%          .75%*
                                                              ======================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Expenses ......................................          .26%*          .26%          .25%          .22%          .26%*
                                                              ======================================================================
            Investment income and realized gain (loss)--net         4.70%*         3.31%         1.39%          .94%         1.08%*
                                                              ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ......   $  947,838     $  968,809    $  936,566    $1,194,238    $1,585,194
                                                              ======================================================================

*     Annualized.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      17

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Recent accounting pronouncement -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2006, the Trust reimbursed FAM $9,283 for certain accounting services.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction closed on September 29, 2006.


18      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Notes to Financial Statements (concluded)     Master Government Securities Trust

The shareholders of each of the investors approved on August 31, 2006 and September 15, 2006, respectively, a new Investment Advisory Agreement with BlackRock Advisors, Inc., (the "Manager") a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into BlackRock Advisors, LLC. The new advisory agreement became effective on September 29, 2006 and the investment advisory fee is unchanged. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate, under which the Manager pays the Sub-Adviser for services it provides a fee equal to 59% of the management fee paid to the Manager.

Prior to the closing, certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      19

Disclosure of Investment Advisory Agreement

Disclosure of FAM Management Agreement

The Board of Trustees of Master Government Securities Trust (the "Trust") and the Board of Trustees of CMA Government Securities Fund (the "Fund") met in August 2006 to consider approval of the management agreement between the Trust, on behalf of the Fund, and Fund Asset Management, L.P. ("FAM"), the Trust's manager at that time.

Activities and Composition of the Board of Trustees

All but one member of each Board of Trustees is an independent trustee whose only association with FAM or other Merrill Lynch affiliates was as a trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by FAM or its affiliates. The Chairman of each Board is also an independent trustee. New trustee nominees are chosen by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the respective Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Boards and the Audit Committees meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

FAM Management Agreement -- Matters Considered by the Boards

Every year, each Board reviews and considers approval of the Trust's management agreement on behalf of the Fund. Each Board assesses the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the manager and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. Each Board also receives and assesses information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the manager and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's/Fund's investment objective, policies and restrictions, and the Trust's/Fund's compliance with its Code of Ethics and compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services provided by the manager and its affiliates.

The Boards noted their view of FAM as one of the most experienced global asset management firms and considered the overall services provided by FAM to be of high quality. The Boards also noted their view of FAM as financially sound and well managed and noted FAM's affiliation with one of America's largest financial firms. The Boards work closely with the manager in overseeing the manager's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the manager taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the management agreement, each Board requests and receives materials specifically relating to the management agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Trust/Fund or its predecessor (which had the same investment objectives and strategies as the Trust/Fund) as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the manager and its affiliates of the management agreement and certain other relationships with the Trust and/or the Fund; and (d) information provided by the manager concerning management fees charged to other clients, such as institutional clients, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the manager and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of the Board may have attributed different weights to the various items considered.


20      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

Certain Specific Renewal Data

In connection with the most recent renewal of the management agreement between the Trust, on behalf of the Fund, and FAM (the "FAM Management Agreement") in August 2006, the independent trustees' and Boards' review included the following:

Services Provided by the Manager -- Each Board reviewed the nature, extent and quality of services provided by FAM, including the management services and the resulting performance of the Trust/Fund. The Boards use data provided by Lipper and by management in their review of advisory services. The Boards compared Trust/Fund performance -- both including and excluding the effects of the Trust's/Fund's fees and expenses -- to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Boards concluded that the comparative data indicated that the Fund's performance was competitive. Considering all these factors, each Board concluded that the Trust's/Fund's performance and the nature and quality of the services provided supported the continuation of the FAM Management Agreement.

FAM's Personnel and Investment Process -- Each Board reviewed the Trust's/Fund's investment objectives and strategies. The Boards discussed with FAM's senior management responsible for investment operations and the senior management of FAM's taxable fixed income investing group the strategies being used to achieve the stated objectives. Among other things, the Boards considered the size, education and experience of FAM's investment staff, its use of technology, and FAM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed FAM's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Boards also considered the experience of the Trust's/Fund's portfolio manager and noted that Mr. Ng has over 20 years' experience investing in money market securities. Each Board considered the extensive experience of FAM and its investment staff in analyzing and managing the types of investments used by the Trust and the Fund and concluded that the Trust and the Fund benefit from that experience.

Management Fees and Other Expenses -- Each Board reviews the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Trust's/Fund's total expenses to those of other comparable funds. Each Board determined that the Fund's contractual and actual management fee rates, as well as total expenses, were competitive with those of comparable funds. Each Board concluded that the Fund's management fee rate and overall expense ratio were reasonable.

Profitability -- Each Board considers the cost of the services provided to the Trust and the Fund by the manager and the manager's and its affiliates' profits relating to the management and distribution of the Trust and the Fund and the funds advised by the manager and its affiliates. As part of its analysis, each Board reviewed FAM's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. Each Board also considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that the profits of FAM and its affiliates were acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Trust and the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. Each Board concluded that the Trust's/Fund's management fee rate schedule, which includes breakpoints, appropriately allows shareholders to participate in the benefits of economies of scale. The Boards determined that no changes were currently necessary.

Conclusion

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including all of the independent trustees, approved the renewal of the existing FAM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      21

Disclosure of New Investment Advisory Agreement

New BlackRock Management Agreement -- Matters Considered by the Boards

In connection with the combination of Merrill Lynch's investment advisory business, including Fund Asset Management, L.P. (the "Previous Manager"), with that of BlackRock, Inc. ("BlackRock") to create a new independent company ("New BlackRock") (the "Transaction"), the Board of Trustees of the Trust, on behalf of the Fund, considered and approved a new management agreement (the "BlackRock Management Agreement") between the Trust and BlackRock Advisors, LLC ("BlackRock Advisors"). Because the Fund is a feeder fund that invests all of its assets in the Trust, the Board of Trustees of the Fund also considered the BlackRock Management Agreement. Shareholders subsequently approved the BlackRock Management Agreement, and it became effective on September 29, 2006, replacing the management agreement with the Previous Manager (the "Previous Management Agreement").

Each Board discussed the BlackRock Management Agreement at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent trustees, approved the BlackRock Management Agreement at an in-person meeting held on May 12, 2006.

To assist each Board in its consideration of the BlackRock Management Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the BlackRock Management Agreement. The additional information was provided in advance of the May 12, 2006 meetings. In addition, the independent trustees consulted with their counsel and counsel for the Fund and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At each Board meeting, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Previous Manager, and of its affiliates, to be transferred to BlackRock in connection with the Transaction. The independent trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the BlackRock Management Agreement.

In connection with each Board's review of the BlackRock Management Agreement, Merrill Lynch and/or BlackRock advised the Boards about a variety of matters. The advice included the following, among other matters:

o that there was not expected to be any diminution in the nature, quality and extent of services provided to the Fund and the Trust and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm would enhance its ability to attract and retain talented professionals;

o that the Fund and the Trust were expected to benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock had no present intention to alter any applicable expense waivers or reimbursements that were currently in effect and, while it reserved the right to do so in the future, it would seek the approval of each Board before making any changes;

o that BlackRock and Merrill Lynch would enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers would continue to offer the Fund as an investment product;

o that BlackRock Advisors would have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as was currently being provided to the Previous Manager and that other arrangements between the Previous Manager and Merrill Lynch sales channels would be preserved;

o that, in connection with the Transaction, Merrill Lynch and BlackRock had agreed to conduct, and use reasonable best


22      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006
      efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Previous Manager (or affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters being considered that was different from that of Fund or Trust shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund and Trust shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the BlackRock Management Agreement, including the fact that the schedule of the Fund's/Trust's total advisory and administrative fees would not increase under the BlackRock Management Agreement, but would remain the same;

o that in August 2005, each Board had performed a full annual review of each respective Previous Management Agreement, as required by the 1940 Act, and had determined that the Previous Manager had the capabilities, resources and personnel necessary to provide the advisory and administrative services that were then being provided to the Fund/Trust; and that the advisory and/or management fees paid by the Fund/Trust, taking into account any applicable agreed-upon fee waivers and breakpoints, had represented reasonable compensation to the Previous Manager in light of the services provided, the costs to the Previous Manager of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper), and such other matters as the trustees had considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch had agreed to pay all expenses of the Fund and Trust in connection with the Board's consideration of the BlackRock Management Agreement and related agreements and all costs of shareholder approval of the BlackRock Management Agreement and as a result the Fund and the Trust would bear no costs in obtaining shareholder approval of the BlackRock Management Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the BlackRock Management Agreement, each Board assessed the nature, quality and scope of the services to be provided to the Fund and the Trust by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the BlackRock Management Agreement, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Trust; (b) Fund and Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's and the Trust's investment objective, policies and restrictions, and their compliance with their Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider renewal of the Previous Management Agreement, each Board had requested and received materials specifically relating to the Previous Management Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Trust's portfolio management team on investment strategies used by the Trust during its most recent fiscal year;
(c) information on the profitability to the Previous Manager of the Previous Management Agreement and other payments received by the Previous Manager and its affiliates from the Fund and the Trust; and (d) information provided by the Previous Manager concerning services related to the valuation and pricing of the Trust's portfolio holdings, allocation of Trust brokerage fees, the Trust's portfolio turnover statistics, and direct and indirect benefits to the Previous Manager


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      23
and its affiliates from their relationship with the Fund and the Trust.

In its deliberations, each Board considered information received in connection with its most recent approval of the continuance of the Previous Management Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the BlackRock Management Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. Each Board, including a majority of the Board's independent trustees, concluded that the terms of the BlackRock Management Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund/Trust, and that the BlackRock Management Agreement should be approved and recommended to Fund/Trust shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, quality and extent of services provided by the Previous Manager, including the investment advisory services and the resulting performance of the Fund and the Trust, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Previous Manager's investment advisory services and the investment performance of the Fund and the Trust, but also considered certain areas in which both the Previous Manager and the Fund/Trust received services as part of the Merrill Lynch complex. Each Board compared the Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund and the Trust; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the investment and other practices of the Fund or the Trust.

Each Board was given information with respect to the potential benefits to the Fund and the Trust and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Trust would continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund/Trust under the BlackRock Management Agreement were expected to be as good as or better than that provided under the Previous Management Agreement. The trustees were advised that BlackRock Advisors did not plan to change the Fund's/Trust's portfolio management team upon the closing of the Transaction. It was noted, however, that other changes in personnel were expected to follow the Transaction and the combination of the operations of the Previous Manager and its affiliates with those of BlackRock. The trustees noted that if portfolio managers or other personnel were to cease to be available prior to the closing of the Transaction, each Board would consider all available options, including seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, the Board was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, quality and extent of the services to be provided to the Fund/Trust under the BlackRock Management Agreement.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the most recent review of the Previous Management Agreement, each Board had received, among other things, a report from Lipper comparing the Fund's fees and expenses to those of a peer group selected by Lipper and information as to the fees charged by the Previous Manager or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the Fund's/Trust's contractual management


24      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006
fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in the Fund's Lipper category. Each Board also compared the Fund's total expenses to those of other comparable funds. Each Board concluded that the Fund's/Trust's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the BlackRock Management Agreement, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction.

The Fund's Board noted that in addition to the BlackRock Management Agreement, it was considering a new administration agreement with BlackRock Advisors as administrator to replace the Fund's administration agreement under which the Previous Manager was serving as administrator. Based on its review of the materials provided, and the fact that the BlackRock Management Agreement and the new administration agreement are substantially similar to the corresponding previous agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict how the Transaction would affect BlackRock Advisor's profitability from its relationship with the Fund and the Trust.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Trust. The trustees noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints would be appropriate.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. Each Board determined that changes were not currently necessary.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the BlackRock Management Agreement was substantially similar to the Previous Management Agreement in all material respects, including the rate of compensation, and the fact that the proposed new administration agreement with BlackRock Advisors was also substantially similar to the administration agreement then in effect, each Board determined that as a result of the Transaction, the Fund's/Trust's total advisory and administrative fees would be no higher than the fees under the corresponding Previous Management Agreement and administration agreement. Each Board noted that in conjunction with the most recent deliberations concerning the Previous Management Agreement, the trustees had determined that the total fees for advisory and administrative services for the Fund and the Trust were reasonable in light of the services provided. It was noted that in conjunction with the most recent review of the Previous Management Agreement, the Boards had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Fund/Trust to those of a peer group selected by Lipper and information as to the fees charged by the Previous Manager to other registered investment company clients for investment management services. Each Board concluded that because the rates for advisory and administrative fees for the Fund/Trust would be no higher than the fee rates in effect at the time, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under the BlackRock Management Agreement, each Board considered whether BlackRock Advisors would experience such benefits to the same extent that the Previous Manager was experiencing such benefits under the Previous Management Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval of the continuance of the Previous Management Agreement, and their discussions with management of the Previous Manager and BlackRock, the trustees determined that BlackRock Advisors' fall-out benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. Each Board noted that fall-out benefits were difficult to quantify with certainty at this time, and indicated that the Board would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and the Trust. Each Board


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      25

Disclosure of New Investment Advisory Agreement (concluded)

compared the performance of the Fund and the Trust -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information showed Fund performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Previous Manager's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the Fund's performance was satisfactory. Also, each Board took into account the investment performance of funds advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved the BlackRock Management Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the BlackRock Management Agreement was in the best interests of the shareholders. In approving the BlackRock Management Agreement, each Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Boards

At an in-person meeting held on August 14-16, 2006, each Board, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Trust (the "BlackRock Sub-Advisory Agreement") between BlackRock Advisors and BlackRock Institutional Management Corporation, an affiliate of BlackRock Advisors (the "Sub-Adviser"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the BlackRock Management Agreement became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Trust. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Trust expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, each Board reviewed its considerations in connection with its approval of the BlackRock Management Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the BlackRock Management Agreement and came to the same conclusion. In reviewing the sub-advisory fee rate provided in the BlackRock Sub-Advisory Agreement, each Board noted the fact that BlackRock Advisors and the Sub-Adviser each have significant responsibilities under their respective advisory agreements. BlackRock Advisors remains responsible for oversight of the Fund's and the Trust's operations and administration, and the Sub-Adviser provides advisory services to the Fund/Trust and is responsible for the day-to-day management of the Fund's/Trust's portfolio under the BlackRock Sub-Advisory Agreement. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Trust as a result of the BlackRock Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Trust to BlackRock Advisors.

After the independent trustees of the Fund and the independent trustees of the Trust deliberated in executive session, each entire Board, including the independent trustees, approved each BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund/Trust shareholders.


26      CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.


        CMA GOVERNMENT SECURITIES FUND                SEPTEMBER 30, 2006      27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Government Securities Fund
Box 9011
Princeton, NJ 08543-9011

                                                                  #11212 -- 9/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2006